Monthly Noteholder's Statement

GE Capital Credit Card Master Note Trust

Series 2012-2

Class A 2.2200% Notes

Class B 2.7600% Notes

Class C 3.6500% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2012-2 Indenture Supplement (the "Indenture Supplement"), dated as of February 02, 2012, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2012-2 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of June 16, 2014, and with respect to the performance of the Trust during the Monthly Period ended May 21, 2014 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	05/30/2014
Monthly Period Beginning:	04/22/2014
Monthly Period Ending:	05/21/2014
Previous Payment Date:	05/15/2014
Payment Date:	06/16/2014
Interest Period Beginning:	05/15/2014
Interest Period Ending:	06/15/2014
Days in Monthly Period:	30
Days in Interest Period:	32
Is there a Reset Date?	Yes
Reset Date #1:	04/23/2014
Reset Date #2:	04/24/2014
Reset Date #3:	04/29/2014
Reset Date #4:	05/12/2014
Reset Date #5:	05/14/2014

I. Trust Receivables Information

a.	Number of Accounts Beginning				28,266,644
b.	Number of Accounts Ending				27,785,197
c.	Average Accounts Balance (q / b)				614.61

d.	BOP Principal Receivables				17,144,067,022.40
e.	BOP Finance Charge Receivables				876,739,535.24
f.	BOP Total Receivables				18,020,806,557.64

g.	Increase in Principal Receivables from Additional Accounts				0.00
h.	Increase in Principal Activity on Existing Securitized Accounts				2,287,432,899.70
i.	Increase in Finance Charge Receivables from Additional Accounts				0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts				357,198,725.60
k.	Increase in Total Receivables				2,644,631,625.30

l.	Decrease in Principal Receivables due to Account Removal				0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts				2,354,444,558.10
n.	Decrease in Finance Charge Receivables due to Account Removal				0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts				388,508,170.85
p.	Decrease in Total Receivables				2,742,952,728.95

q.	EOP Aggregate Principal Receivables				17,077,055,364.00
r.	EOP Finance Charge Receivables				845,430,089.99
s.	EOP Total Receivables				17,922,485,453.99

t.	Excess Funding Account Balance				0.00

u.	Required Principal Balance				14,329,536,976.25
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)				939,238,045.02
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)				2,747,518,387.75

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)

a.	Note Principal Balance
	i.	Beginning of Interest Period			13,604,465,907.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws			243,809,527.51
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired			2,101,216,208.89
	iv.	As of Payment Date			11,747,059,225.62

b.	Excess Collateral Amount
	i.	Beginning of Interest Period			686,418,124.68
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture			1,685,684.83
	iii.	Increase in Excess Collateral Amount due to New Issuance			6,725,146.50
	iv.	Reductions in Required Excess Collateral Amount			118,079,865.38
	v.	Increase in Unreimbursed Investor Charge-Off			0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off			0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections			0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections			0.00
	ix.	As of Payment Date			576,749,090.63

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period			14,290,884,031.68
	ii.	Beginning of Interest Period			14,290,884,031.68
	iii.	As of Payment Date			12,323,808,316.25

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current			27.1294%
	ii.	Prior Monthly Period			27.8475%
	iii.	Two Months Prior Monthly Period			27.7039%
	iv.	Three-Month Average			27.5603%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current			13.0977%
	ii.	Prior Monthly Period			12.7211%
	iii.	Two Months Prior Monthly Period			12.4349%
	iv.	Three-Month Average			12.7512%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current			7.3282%
	ii.	Prior Monthly Period			7.2710%
	iii.	Two Months Prior Monthly Period			6.6876%
	iv.	Three-Month Average			7.0956%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)				7.6267%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivable
	i.	Current			6.0297%
	ii.	Prior Monthly Period			6.0712%
	iii.	Two Months Prior Monthly Period			5.5861%
	iv.	Three-Month Average			5.8957%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)				6.3281%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)				16.2968%

h.	Default Amount for Defaulted Accounts				108,959,867.88
i.	Recovery Amount				18,552,259.19
j.	Collections
	i.	Total Trust Finance Charge Collections			369,037,372.93
	ii.	Total Trust Principal Collections			2,245,484,690.22
	iii.	Total Trust Collections			2,614,522,063.15

k.	Delinquency Data			Percentage	Total Receivables
	i.	1-29 Days Delinquent		2.9806%	534,191,888.70
	ii.	30-59 Days Delinquent		0.9267%	166,094,831.59
	iii.	60-89 Days Delinquent		0.6953%	124,616,930.23
	iv.	90-119 Days Delinquent		0.6142%	110,081,193.17
	v.	120-149 Days Delinquent		0.5500%	98,568,473.60
	vi.	150-179 Days Delinquent		0.4459%	79,914,221.60
	vii.	180 or Greater Days Delinquent		0.0000%	555.38

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current			19.5245%
	ii.	Prior Monthly Period			20.3290%
	iii.	Two Months Prior Monthly Period			21.0038%
	iv.	Three-Month Average			20.2858%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current			4.2818%
	ii.	Prior Monthly Period			4.2818%
	iii.	Two Months Prior Monthly Period			4.2818%
	iv.	Three-Month Average			4.2818%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current			15.2427%
	ii.	Prior Monthly Period			16.0472%
	iii.	Two Months Prior Monthly Period			16.7221%
	iv.	Quarterly Excess Spread Percentage			16.0040%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.				1.850000

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.				1.850000

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.				0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.				2.300000

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.				2.300000

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.				0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.				3.041667

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.				3.041667

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.				0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance				600,000,000.00
b.	Class B Note Initial Principal Balance				75,709,779.00
c.	Class C Note Initial Principal Balance				51,104,101.00
d.	Initial Excess Collateral Amount				30,283,912.00
e.	Initial Collateral Amount				757,097,792.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period			600,000,000.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			600,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period			75,709,779.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			75,709,779.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period			51,104,101.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			51,104,101.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period			30,283,912.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Reduction in Excess Collateral Amount			0.00
	iv.	As of Payment Date			30,283,912.00

j.	Collateral Amount
	i.	Beginning of Interest Period			757,097,792.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs			0.00
	iv.	Increase/Decrease in Reallocated Principal Collections			0.00
	v.	Reduction in Excess Collateral Amount			0.00
	vi.	Principal Accumulation Account Deposit			0.00
	vii.	As of Payment Date			757,097,792.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance			4.4334%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount			N/A

k.	Required Excess Collateral Amount				30,283,912.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs				0.00
b.	Current Unreimbursed Investor Defaults				0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount				0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)				0.00
e.	Ending Unreimbursed Investor Charge-Offs				0.00
f.	Beginning Unreimbursed Reallocated Principal Collections				0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7				0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)				0.00
i.	Ending Unreimbursed Reallocated Principal Collections				0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts				757,097,792.00

b.	Allocation Percentage Numerator - for Principal Collections				757,097,792.00

c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period			17,144,067,022.40
	ii.	Number of Days at Balance			1
	iii.	Aggregate Principal Receivables Balance on Reset Date 1			17,119,126,296.36
	iv.	Number of Days at Balance			1
	v.	Aggregate Principal Receivables Balance on Reset Date 2			17,117,832,180.53
	vi.	Number of Days at Balance			5
	vii.	Aggregate Principal Receivables Balance on Reset Date 3			17,140,265,007.48
	viii.	Number of Days at Balance			13
	ix.	Aggregate Principal Receivables Balance on Reset Date 4			17,122,849,298.32
	x.	Number of Days at Balance			2
	xi.	Aggregate Principal Receivables Balance on Reset Date 5			17,098,862,973.56
	xii.	Number of Days at Balance			8
	xiii.	Weighted Average Principal Balance			17,123,746,723.46

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts				14,399,436,752.35

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections				14,399,436,752.35

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.xiii. or d.)				4.4213%
g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.xiii. or e.)				4.4213%
h.	Series Allocation Percentage				5.2893%

IX. Collections and Allocations				Trust	Series

a.	Finance Charge Collections			369,037,372.93	16,315,845.19
b.	Recoveries			18,552,259.19	820,326.33
c.	Principal Collections			2,245,484,690.22	99,277,176.91
d.	Default Amount			108,959,867.88	4,817,882.32
e.	Dilution			150,953,719.16	6,674,014.18
f.	Investor Uncovered Dilution Amount			0.00	0.00

g.	Dilution including Fraud Amount			155,217,357.16

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections			16,315,845.19
	ii.	Excess Finance Charge Collections allocable to Series 2012-2			0.00
	iii.	Principal Accumulation Account Investment Proceeds			0.00
	iv.	Investment earnings in the Reserve Account			0.00
	v.	Reserve Account Draw Amount			0.00
	vi.	Net Swap Receipts			N/A
	vii.	Recoveries			820,326.33
i.	Available Finance Charge Collections (Sum of h.i through h.vii)				17,136,171.52
j.	Total Collections (c.Series + i.)				116,413,348.43
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)				1,439,592.64

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections				17,136,171.52

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000			0.00
	b.	Payment to the Trustee, to a maximum of $25,000			0.00
	c.	Payment to the Administrator, to a maximum of $25,000			18.51

ii.	To the Servicer:
	a.	Noteholder Servicing Fee			1,261,829.65
	b.	Noteholder Servicing Fee previously due but not paid			0.00
	c.	Total Noteholder Servicing Fee			1,261,829.65

iii.	On a pari passu basis:
	a.	Class A Monthly Interest			1,110,000.00
	b.	Class A Deficiency Amount			0.00
	c.	Class A Additional Interest			0.00
	d.	Class A Additional Interest not paid on prior Payment Date			0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest			174,132.49
	b.	Class B Deficiency Amount			0.00
	c.	Class B Additional Interest			0.00
	d.	Class B Additional Interest not paid on prior Payment Date			0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest			155,441.64
	b.	Class C Deficiency Amount			0.00
	c.	Class C Additional Interest			0.00
	d.	Class C Additional Interest not paid on prior Payment Date			0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount			4,817,882.32
	b.	Aggregate Investor Uncovered Dilution Amount			0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs			0.00
	b.	Reallocated Principal Collections			0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount				0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account				0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall				0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty			N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty			N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty			N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above				0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:				9,616,866.91

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or			0.00

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2012_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.			0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One				192,571,353.07
b.	Finance Charge Shortfall for Series 2012-2				0.00
c.	Finance Charge Shortfall for all Series in Group One				650,684.92
d.	Excess Finance Charges Collections Allocated to Series 2012-2				0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections				99,277,176.91
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7				0.00
c.	Plus: Shared Principal Collections allocated to this Series				0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)				4,817,882.32
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)				0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)				0.00

g.	Available Principal Collections (Deposited to Principal Account)				104,095,059.23
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)			104,095,059.23
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)			0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)			0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)			104,095,059.23
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders		0.00
		b.	Principal paid to Class B Noteholders		0.00
		c.	Principal paid to Class C Noteholders		0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2012-2)			1,968,023,009.80
	vii.	Series Principal Shortfall			0.00
	viii.	Shared Principal Collections allocated to this Series from other Series			0.00

XIII. Series 2012-2 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)				1.00
b.	Controlled Accumulation Amount				0.00
c.	Controlled Deposit Amount				0.00
d.	Accumulation Shortfall				0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)				10/15/2018
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)				0.00
c.	Beginning Available Reserve Account Amount				0.00
d.	Reserve Draw Amount				0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.				0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)				0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)				0.00
h.	Ending Available Reserve Account Amount				0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage				0.00%
b.	Required Spread Account Amount				0.00
c.	Beginning Available Spread Account Amount				0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall				0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date				0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event				0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default				0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency				0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount				0.00
j.	Ending Available Spread Account Amount				0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest				0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:				No
	i.	Free Equity Amount			2,747,518,387.75
	ii.	Minimum Free Equity Amount			939,238,045.02
	iii.	Excess Free Equity Amount			1,808,280,342.73

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:				No
	i.	Note Trust Principal Balance			17,077,055,364.00
	ii.	Required Principal Balance			14,329,536,976.25
	iii.	Excess Principal Balance			2,747,518,387.75

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:				No
	i.	Three month Average Portfolio Yield			20.2858%
	ii.	Three month Average Base Rate			4.2818%
	iii.	Three month Average Excess Spread			16.0040%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date				No
	i.	Expected Principal Payment Date			01/15/2019
	ii.	Current Payment Date			06/16/2014

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?				No
f.	Are there any material breaches or pool of assets representations and warranties or covenants?				No
g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?				No
h.	Has an early amortization event occurred?				No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 11th day of June 2014.

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Authorized Signatory